Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Schedule of Long-Term Debt

Long-term debt consists of the following (in thousands):

	June 30,	December 31,
	2013	2012
Revolving credit facilities	$ 6,432	$ 5,141
Term credit facilities	9,293	10,615
Nexus promissory note	1,226	1,371
Capital lease obligations	2	3
Total debt and capital lease obligations	16,953	17,130
Less current portion	(8,476)	(7,335)
Total long-term debt and capital lease obligations	$ 8,477	$ 9,795

Long-term debt consists of the following (in thousands):

	December 31,
	2012	2011
Revolving credit facilities	$5,141	$6,199
Term credit facilities	10,615	11,669
Nexus promissory note	1,371	-
Capital lease obligations	3	17
Total debt and capital lease obligations	17,130	17,885
Less current portion	(7,335)	(8,870)
Total long-term debt and capital lease obligations	$9,795	$9,015

Schedule of Maturities of Long-term Debt

The annual maturities of long-term debt at December 31, 2012, were as follows (in thousands):

Long-term
debt
Years Ending December 31,	maturities
2013	$7,335
2014	2,020
2015	2,264
2016	5,446
2017	65
Total long-term debt maturities	$17,130